Schedule of investments
Delaware Total Return Fund
December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.20%
Fannie Mae 4.50% 2/1/44	71,639	$ 78,287
Fannie Mae S.F. 15 yr 2.00% 2/1/36	163,846	168,049
Fannie Mae S.F. 20 yr
2.00% 3/1/41	69,420	70,538
2.00% 4/1/41	348,618	352,575
2.50% 1/1/41	57,842	59,473
3.00% 3/1/33	382,691	401,420
Fannie Mae S.F. 30 yr
2.00% 12/1/50	66,623	66,477
2.00% 3/1/51	146,309	145,991
2.00% 6/1/51	1,348,081	1,348,730
2.50% 10/1/50	180,667	186,371
2.50% 7/1/51	427,544	437,028
2.50% 8/1/51	344,052	353,583
2.50% 9/1/51	232,082	237,188
2.50% 11/1/51	524,804	536,818
2.50% 12/1/51	125,000	127,980
3.00% 3/1/50	130,297	136,976
3.00% 6/1/50	36,200	37,537
3.00% 5/1/51	14,854	15,616
3.50% 12/1/47	465,649	493,675
3.50% 1/1/48	303,254	320,895
4.00% 3/1/47	255,860	275,342
4.50% 9/1/40	158,059	173,126
5.00% 7/1/47	107,300	121,509
6.00% 5/1/36	31,629	34,828
6.00% 6/1/37	11,702	13,558
6.00% 7/1/37	14,475	16,770
6.00% 8/1/37	15,498	17,853
6.00% 10/1/40	127,174	147,301
6.50% 11/1/33	78,110	86,169
6.50% 6/1/36	35,804	40,173
7.00% 3/1/32	104,241	110,781
7.00% 8/1/32	82,924	85,608

Fannie Mae S.F. 30 yr TBA 2.50% 1/1/51	276,000	281,586
Freddie Mac S.F. 15 yr
2.00% 12/1/35	111,313	114,063
3.00% 3/1/35	171,976	181,321
Freddie Mac S.F. 20 yr
2.00% 3/1/41	79,979	81,168
2.50% 6/1/41	417,804	431,367
3.00% 9/1/40	135,818	141,968
3.50% 9/1/35	364,923	390,366
Freddie Mac S.F. 30 yr
3.00% 11/1/46	69,296	73,100
3.00% 8/1/51	1,081,989	1,138,521
3.50% 8/1/49	386,184	410,618
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 10/1/40	294,881	$ 326,441

GNMA I S.F. 30 yr 3.00% 8/15/45	317,856	332,701
GNMA II S.F. 30 yr
3.00% 7/20/51	191,351	198,230
3.00% 12/20/51	126,000	130,922
Total Agency Mortgage-Backed Securities (cost $11,005,151)		10,930,597

Collateralized Debt Obligations — 0.26%
Octagon Investment Partners 34 Series 2017-1A A1 144A 1.272% (LIBOR03M + 1.14%) 1/20/30 #, •	1,000,000	1,002,026
Venture 34 CLO Series 2018-34A A 144A 1.354% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	300,000	299,828
Total Collateralized Debt Obligations (cost $1,297,833)		1,301,854

Convertible Bonds — 5.89%
Basic Industry — 0.12%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	450,000	605,250
		605,250
Capital Goods — 0.42%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	394,000	1,083,264
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	184,000	194,690
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	798,000	827,526
		2,105,480
Communications — 0.88%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	939,000	934,141
NQ-QPV [12/21] 2/22 (2025799)    1

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Communications (continued)
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	961,000	$ 912,040
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	1,008,000	1,111,320
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	950,000	941,450
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	480,000	474,000
		4,372,951
Consumer Cyclical — 0.37%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	556,000	500,748
Ford Motor 144A 0.798% exercise price $17.49, maturity date 3/15/26 #, ^	650,000	897,406
fuboTV 144A 3.25% exercise price $57.78, maturity date 2/15/26 #	511,000	416,146
		1,814,300
Consumer Non-Cyclical — 1.81%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	708,000	742,055
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	983,000	1,051,196
Chegg 3.90% exercise price $107.55, maturity date 9/1/26 ^	575,000	478,688
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	620,000	685,487
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	678,000	661,050
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	567,000	$ 880,551
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	1,038,000	1,129,448
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	771,000	692,936
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	468,000	530,595
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	271,000	340,613
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	1,210,000	1,116,467
Repay Holdings 144A 0.331% exercise price $33.60, maturity date 2/1/26 #, ^	762,000	662,483
		8,971,569
Energy — 0.18%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	894,000	891,765
		891,765
Real Estate Investment Trusts — 0.30%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	722,000	744,093
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	705,000	738,840
		1,482,933
Technology — 1.22%
Microchip Technology 1.625% exercise price $46.79, maturity date 2/15/27	440,000	1,121,450

2    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Technology (continued)
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	489,000	$ 1,608,199
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	466,000	978,041
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	1,017,000	1,014,457
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	735,000	811,734
Vishay Intertechnology 2.25% exercise price $31.30, maturity date 6/15/25	511,000	529,549
		6,063,430
Transportation — 0.35%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	829,000	1,020,084
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	803,000	696,234
		1,716,318
Utilities — 0.24%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	360,000	412,020
NRG Energy 2.75% exercise price $44.89, maturity date 6/1/48	670,000	798,171
		1,210,191
Total Convertible Bonds (cost $25,367,730)		29,234,187

Corporate Bonds — 11.59%
Banking — 1.23%
Banco Continental 144A 2.75% 12/10/25 #	200,000	194,463
Banco Nacional de Panama 144A 2.50% 8/11/30 #	205,000	192,702
Bank of America 2.482% 9/21/36 μ	430,000	416,982
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	20,000	$ 21,385
Barclays 5.20% 5/12/26	200,000	223,619
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	198,511
Citigroup
4.00% 12/10/25 μ, ψ	10,000	10,100
4.45% 9/29/27	375,000	418,448

Corp. Financiera de Desarrollo 144A 2.40% 9/28/27 #	200,000	195,029
Credit Agricole 144A 2.811% 1/11/41 #	620,000	594,567
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	250,000	255,458
Deutsche Bank 2.222% 9/18/24 μ	335,000	339,449
Goldman Sachs Group 1.542% 9/10/27 μ	480,000	470,545
JPMorgan Chase & Co.
1.47% 9/22/27 μ	5,000	4,903
2.545% 11/8/32 μ	345,000	347,325
3.328% 4/22/52 μ	5,000	5,363
4.023% 12/5/24 μ	150,000	158,225
4.60% 2/1/25 μ, ψ	30,000	30,825
Morgan Stanley
2.484% 9/16/36 μ	284,000	273,778
5.00% 11/24/25	110,000	123,254

NBK SPC 144A 1.625% 9/15/27 #, μ	205,000	200,125
PNC Financial Services Group 2.60% 7/23/26	130,000	136,420
QNB Finance 2.625% 5/12/25	200,000	205,681
SVB Financial Group
1.80% 2/2/31	15,000	14,235
4.00% 5/15/26 μ, ψ	405,000	407,531

Truist Bank 2.636% 9/17/29 μ	275,000	282,856
Truist Financial
1.887% 6/7/29 μ	20,000	19,709
4.95% 9/1/25 μ, ψ	30,000	32,262
US Bancorp
1.45% 5/12/25	30,000	30,146
3.00% 7/30/29	290,000	306,572
		6,110,468

NQ-QPV [12/21] 2/22 (2025799)    3

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 0.85%
AngloGold Ashanti Holdings 3.75% 10/1/30	200,000	$ 201,696
Artera Services 144A 9.033% 12/4/25 #	130,000	137,677
Avient 144A 5.75% 5/15/25 #	144,000	150,281
Chemours 144A 5.75% 11/15/28 #	260,000	272,511
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	657,000	670,890
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	202,555
144A 7.50% 4/1/25 #	365,000	375,941

Freeport-McMoRan 5.45% 3/15/43	280,000	352,531
Georgia-Pacific
144A 1.75% 9/30/25 #	20,000	20,093
144A 2.10% 4/30/27 #	145,000	146,889
144A 2.30% 4/30/30 #	35,000	35,080

INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	200,965
International Flavors & Fragrances 144A 1.832% 10/15/27 #	240,000	235,785
LYB International Finance III 3.375% 10/1/40	215,000	224,402
New Gold 144A 7.50% 7/15/27 #	220,000	233,970
Newmont
2.25% 10/1/30	140,000	138,199
2.60% 7/15/32	5,000	5,015
2.80% 10/1/29	100,000	102,928

NOVA Chemicals 144A 4.25% 5/15/29 #	225,000	226,247
OCP 144A 3.75% 6/23/31 #	200,000	194,928
Westlake Chemical 3.125% 8/15/51	105,000	101,379
		4,229,962
Brokerage — 0.06%
Charles Schwab
4.00% 6/1/26 μ, ψ	15,000	15,319
5.375% 6/1/25 μ, ψ	25,000	27,312

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

Jefferies Group 2.625% 10/15/31	240,000	$ 236,318
		278,949
Capital Goods — 0.33%
Intertape Polymer Group 144A 4.375% 6/15/29 #	235,000	235,356
Madison IAQ 144A 5.875% 6/30/29 #	180,000	180,275
Teledyne Technologies
0.95% 4/1/24	115,000	113,893
2.25% 4/1/28	30,000	30,001
2.75% 4/1/31	310,000	314,687

Terex 144A 5.00% 5/15/29 #	260,000	267,545
TK Elevator US Newco 144A 5.25% 7/15/27 #	235,000	247,345
TransDigm 144A 6.25% 3/15/26 #	260,000	270,566
		1,659,668
Communications — 1.18%
Altice Financing 144A 5.00% 1/15/28 #	200,000	195,490
Altice France 144A 5.50% 10/15/29 #	215,000	212,142
Altice France Holding 144A 6.00% 2/15/28 #	280,000	267,904
AT&T
1.70% 3/25/26	110,000	109,537
3.10% 2/1/43	131,000	127,619
3.50% 6/1/41	84,000	86,514
3.50% 9/15/53	140,000	141,509

Cellnex Finance 144A 3.875% 7/7/41 #	250,000	239,459
Charter Communications Operating 4.40% 12/1/61	290,000	300,743
Comcast 3.20% 7/15/36	440,000	470,070
Consolidated Communications
144A 5.00% 10/1/28 #	110,000	111,267
144A 6.50% 10/1/28 #	110,000	116,875

Discovery Communications 4.00% 9/15/55	235,000	248,729

4    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Frontier Communications Holdings
144A 5.875% 10/15/27 #	370,000	$ 391,847
144A 6.75% 5/1/29 #	110,000	114,568

Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	201,805
Ooredoo International Finance 144A 5.00% 10/19/25 #	267,000	300,428
Sprint 7.125% 6/15/24	295,000	331,556
Time Warner Cable 7.30% 7/1/38	110,000	155,953
Time Warner Entertainment 8.375% 3/15/23	55,000	59,657
T-Mobile USA
1.50% 2/15/26	15,000	14,831
2.55% 2/15/31	180,000	179,239
2.625% 4/15/26	120,000	120,757
3.00% 2/15/41	195,000	190,734
3.375% 4/15/29	120,000	122,480
3.50% 4/15/25	20,000	21,204
3.75% 4/15/27	20,000	21,668
Verizon Communications
144A 2.355% 3/15/32 #	135,000	133,172
3.40% 3/22/41	30,000	31,464
4.50% 8/10/33	245,000	288,459

ViacomCBS 4.375% 3/15/43	110,000	125,430
Vodafone Group
4.25% 9/17/50	115,000	133,084
4.875% 6/19/49	130,000	164,354

Zayo Group Holdings 144A 6.125% 3/1/28 #	105,000	103,586
		5,834,134
Consumer Cyclical — 1.12%
Allison Transmission 144A 5.875% 6/1/29 #	400,000	435,552
Aptiv 3.10% 12/1/51	171,000	163,190
B2W Digital 144A 4.375% 12/20/30 #	200,000	180,544
Bath & Body Works
6.875% 11/1/35	245,000	304,797
6.95% 3/1/33	169,000	197,977

Caesars Entertainment 144A 6.25% 7/1/25 #	410,000	430,869
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	310,000	$ 310,465
144A 7.625% 3/1/26 #	300,000	314,866
Ford Motor Credit
2.90% 2/16/28	350,000	351,377
3.375% 11/13/25	270,000	280,863
4.542% 8/1/26	285,000	309,882
General Motors
5.40% 10/2/23	15,000	16,062
6.125% 10/1/25	15,000	17,246
General Motors Financial
0.81% (SOFR + 0.76%) 3/8/24 •	135,000	135,640
4.35% 4/9/25	75,000	80,749
5.25% 3/1/26	165,000	185,204

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	428,341
Legends Hospitality Holding 144A 5.00% 2/1/26 #	150,000	150,949
Levi Strauss & Co. 144A 3.50% 3/1/31 #	213,000	217,487
MGM Resorts International 4.75% 10/15/28	110,000	113,462
Murphy Oil USA 144A 3.75% 2/15/31 #	225,000	223,917
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	320,000	324,250
Scientific Games International 144A 8.25% 3/15/26 #	207,000	218,131
Six Flags Entertainment 144A 4.875% 7/31/24 #	150,000	151,671
		5,543,491
Consumer Non-Cyclical — 0.77%
AbbVie
2.60% 11/21/24	30,000	31,147
2.95% 11/21/26	25,000	26,361
4.05% 11/21/39	10,000	11,496
4.25% 11/21/49	30,000	36,160
Amgen
2.00% 1/15/32	10,000	9,694
2.80% 8/15/41	10,000	9,635

NQ-QPV [12/21] 2/22 (2025799)    5

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	145,000	$ 155,812
4.50% 6/1/50	130,000	160,597
4.70% 2/1/36	25,000	30,218

BAT Capital 2.259% 3/25/28	40,000	39,012
BAT International Finance 1.668% 3/25/26	55,000	54,048
Baxter International 144A 3.132% 12/1/51 #	16,000	16,503
Biogen 3.15% 5/1/50	365,000	351,815
Bristol-Myers Squibb 2.35% 11/13/40	245,000	232,851
Bunge Finance 2.75% 5/14/31	400,000	406,385
CVS Health
2.70% 8/21/40	140,000	135,142
3.25% 8/15/29	280,000	298,835
3.75% 4/1/30	15,000	16,463
4.30% 3/25/28	6,000	6,739

Gilead Sciences 4.15% 3/1/47	30,000	35,407
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	198,289
JBS USA LUX 144A 6.50% 4/15/29 #	287,000	316,185
Kraft Heinz Foods 5.20% 7/15/45	160,000	203,908
Post Holdings 144A 5.50% 12/15/29 #	418,000	439,857
Regeneron Pharmaceuticals 1.75% 9/15/30	15,000	14,202
Royalty Pharma
1.20% 9/2/25	285,000	279,245
1.75% 9/2/27	190,000	186,800

Thermo Fisher Scientific 2.80% 10/15/41	3,000	3,041
Viatris
1.65% 6/22/25	5,000	4,985
2.30% 6/22/27	5,000	5,033
2.70% 6/22/30	115,000	115,517
4.00% 6/22/50	10,000	10,674
		3,842,056
Electric — 0.11%
NextEra Energy Capital Holdings 3.00% 1/15/52	10,000	10,007
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.00% 4/1/47	35,000	$ 38,677
4.20% 3/1/29	150,000	167,425
4.875% 3/1/49	90,000	110,141

UEP Penonome II 144A 6.50% 10/1/38 #	192,383	201,683
		527,933
Energy — 1.81%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	195,000	187,901
144A 7.00% 11/1/26 #	95,000	96,422

BP Capital Markets America 3.06% 6/17/41	430,000	435,966
CNX Midstream Partners 144A 4.75% 4/15/30 #	75,000	74,846
CNX Resources
144A 6.00% 1/15/29 #	250,000	260,351
144A 7.25% 3/14/27 #	120,000	127,408
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	66,000	67,303
144A 6.00% 2/1/29 #	171,000	177,866

DCP Midstream Operating 5.125% 5/15/29	235,000	265,882
Devon Energy 4.75% 5/15/42	5,000	5,802
Diamondback Energy 3.125% 3/24/31	300,000	309,508
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 •	160,000	160,049
2.50% 8/1/33	310,000	304,649
Energy Transfer
5.25% 4/15/29	50,000	57,322
6.25% 4/15/49	55,000	71,982
6.50% 11/15/26 μ, ψ	180,000	183,600
Enterprise Products Operating
3.20% 2/15/52	360,000	354,029
3.30% 2/15/53	5,000	4,984

6    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	145,000	$ 153,567
144A 6.50% 7/1/27 #	290,000	325,165

Equinor 1.75% 1/22/26	15,000	15,105
Genesis Energy
7.75% 2/1/28	340,000	343,031
8.00% 1/15/27	235,000	242,445

KazTransGas JSC 144A 4.375% 9/26/27 #	579,000	631,009
Lukoil Securities 144A 3.875% 5/6/30 #	265,000	270,308
MPLX
1.75% 3/1/26	15,000	14,864
4.125% 3/1/27	290,000	317,508

Murphy Oil 6.375% 7/15/28	385,000	409,779
NuStar Logistics 5.625% 4/28/27	205,000	216,992
Occidental Petroleum
6.45% 9/15/36	65,000	83,005
6.60% 3/15/46	275,000	357,244
6.625% 9/1/30	105,000	130,114

PDC Energy 5.75% 5/15/26	280,000	289,703
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	204,089
Qatar Energy 144A 2.25% 7/12/31 #	200,000	198,620
Sabine Pass Liquefaction
5.625% 3/1/25	40,000	44,441
5.75% 5/15/24	275,000	299,233

Southwestern Energy 7.75% 10/1/27	234,000	252,661
Targa Resources Partners 5.375% 2/1/27	220,000	226,994
TechnipFMC 144A 6.50% 2/1/26 #	293,000	313,765
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	200,729
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	150,000	152,530
Western Midstream Operating 4.75% 8/15/28	110,000	121,708
		8,960,479
Financials — 0.71%
AerCap Ireland Capital DAC 4.45% 4/3/26	195,000	212,144
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Air Lease
2.875% 1/15/26		195,000	$ 201,323
3.00% 2/1/30		45,000	44,965
3.375% 7/1/25		15,000	15,664
4.125% 12/15/26 μ, ψ		10,000	9,950
Ally Financial
4.70% 5/15/26 μ, ψ		320,000	333,000
8.00% 11/1/31		35,000	49,603

Aviation Capital Group 144A 1.95% 1/30/26 #		465,000	454,011
Avolon Holdings Funding
144A 3.25% 2/15/27 #		10,000	10,077
144A 3.95% 7/1/24 #		75,000	78,632

Banco del Estado de Chile 144A 2.704% 1/9/25 #		280,000	286,257
Bank of Georgia 144A 6.00% 7/26/23 #		255,000	272,085
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #		200,000	198,700
Citigroup 2.52% 11/3/32 μ		15,000	14,999
DAE Sukuk DIFC 144A 3.75% 2/15/26 #		200,000	206,905
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	229,159
Goldman Sachs Group 2.65% 10/21/32 μ		5,000	5,036
Hightower Holding 144A 6.75% 4/15/29 #		135,000	138,862
MAF Sukuk 3.933% 2/28/30		200,000	214,696
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #		200,000	200,824
144A 6.50% 5/1/28 #		200,000	208,842

SVB Financial Group 1.80% 10/28/26		10,000	9,972
US Bancorp
2.491% 11/3/36 μ		10,000	9,973
3.70% 1/15/27 μ, ψ		10,000	10,023

VistaJet Malta Finance 144A 10.50% 6/1/24 #		55,000	58,907

NQ-QPV [12/21] 2/22 (2025799)    7

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	40,000	$ 41,125
		3,515,734
Healthcare — 0.44%
Bausch Health 144A 6.25% 2/15/29 #	380,000	361,714
CHS
144A 4.75% 2/15/31 #	105,000	106,089
144A 6.625% 2/15/25 #	220,000	227,950

DaVita 144A 4.625% 6/1/30 #	195,000	199,984
Hadrian Merger Sub 144A 8.50% 5/1/26 #	295,000	304,875
HCA
5.375% 2/1/25	215,000	236,565
5.875% 2/1/29	250,000	298,290

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	120,000	129,176
Tenet Healthcare 144A 6.125% 10/1/28 #	295,000	312,185
		2,176,828
Insurance — 0.44%
Aon 2.90% 8/23/51	30,000	28,953
Arthur J Gallagher & Co. 3.50% 5/20/51	440,000	465,770
Athene Global Funding 144A 1.00% 4/16/24 #	95,000	94,235
Athene Holding 3.95% 5/25/51	340,000	367,650
Brighthouse Financial
3.85% 12/22/51	10,000	9,886
5.625% 5/15/30	15,000	17,917

GA Global Funding Trust 144A 1.00% 4/8/24 #	470,000	465,700
HUB International 144A 5.625% 12/1/29 #	130,000	134,128
Jackson Financial
144A 3.125% 11/23/31 #	10,000	10,064
144A 4.00% 11/23/51 #	10,000	10,103

USI 144A 6.875% 5/1/25 #	585,000	590,028
		2,194,434
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media — 0.61%
AMC Networks 4.25% 2/15/29	650,000	$ 647,114
CCO Holdings
4.50% 5/1/32	65,000	66,977
144A 5.375% 6/1/29 #	335,000	362,085

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	135,000	144,345
CSC Holdings
144A 3.375% 2/15/31 #	495,000	464,245
144A 5.00% 11/15/31 #	280,000	270,256

Directv Financing 144A 5.875% 8/15/27 #	135,000	138,402
Gray Escrow II 144A 5.375% 11/15/31 #	30,000	30,916
Gray Television 144A 4.75% 10/15/30 #	125,000	124,432
Nielsen Finance
144A 4.50% 7/15/29 #	55,000	54,189
144A 4.75% 7/15/31 #	185,000	182,968

Sirius XM Radio 144A 4.00% 7/15/28 #	325,000	327,379
Terrier Media Buyer 144A 8.875% 12/15/27 #	200,000	216,460
		3,029,768
Natural Gas — 0.00%
Sempra Energy 4.875% 10/15/25 μ, ψ	20,000	21,466
		21,466
Real Estate Investment Trusts — 0.21%
Crown Castle International 1.05% 7/15/26	485,000	468,864
Iron Mountain 144A 5.25% 3/15/28 #	375,000	390,645
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	120,000	126,172
5.75% 2/1/27	35,000	39,592
		1,025,273
Services — 0.16%
Prime Security Services Borrower 144A 5.75% 4/15/26 #	298,000	320,299

8    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
United Rentals North America 5.25% 1/15/30	220,000	$ 238,461
Univar Solutions USA 144A 5.125% 12/1/27 #	230,000	240,324
		799,084
Technology — 0.87%
Autodesk 2.40% 12/15/31	20,000	19,964
Broadcom
144A 3.137% 11/15/35 #	4,000	4,028
144A 3.419% 4/15/33 #	11,000	11,544
144A 3.469% 4/15/34 #	435,000	455,878
CDW
2.67% 12/1/26	5,000	5,132
3.276% 12/1/28	5,000	5,133
3.569% 12/1/31	5,000	5,211

Fidelity National Information Services 1.65% 3/1/28	470,000	455,398
Fiserv 3.20% 7/1/26	315,000	333,410
Global Payments
2.15% 1/15/27	10,000	10,045
2.65% 2/15/25	147,000	151,177
2.90% 11/15/31	10,000	10,154

Go Daddy Operating 144A 3.50% 3/1/29 #	235,000	233,538
Microchip Technology
0.972% 2/15/24	345,000	342,141
144A 0.983% 9/1/24 #	125,000	122,777

Micron Technology 2.703% 4/15/32	10,000	10,029
MSCI 144A 3.625% 11/1/31 #	200,000	207,787
NXP
144A 3.125% 2/15/42 #	10,000	10,081
144A 3.25% 5/11/41 #	90,000	93,195
144A 4.875% 3/1/24 #	285,000	306,300

Oracle 2.95% 4/1/30	30,000	30,367
PayPal Holdings 2.65% 10/1/26	440,000	462,151
Qorvo 144A 3.375% 4/1/31 #	170,000	173,326
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

SS&C Technologies 144A 5.50% 9/30/27 #	390,000	$ 408,020
VMware 1.00% 8/15/24	475,000	470,689
		4,337,475
Transportation — 0.18%
Canadian Pacific Railway
2.45% 12/2/31	5,000	5,103
3.00% 12/2/41	5,000	5,123

Delta Air Lines 7.375% 1/15/26	131,000	154,365
Mileage Plus Holdings 144A 6.50% 6/20/27 #	270,000	288,631
Rutas 2 and 7 Finance 144A 3.08% 9/30/36 #, ^	302,000	223,130
Southwest Airlines 5.125% 6/15/27	35,000	40,041
United Airlines
144A 4.375% 4/15/26 #	80,000	83,524
144A 4.625% 4/15/29 #	95,000	98,166
		898,083
Utilities — 0.51%
Calpine
144A 4.50% 2/15/28 #	95,000	98,727
144A 5.00% 2/1/31 #	220,000	220,340
144A 5.25% 6/1/26 #	71,000	72,932

CenterPoint Energy 1.45% 6/1/26	345,000	338,805
Duke Energy 4.875% 9/16/24 μ, ψ	320,000	332,800
Entergy Mississippi 2.85% 6/1/28	90,000	93,994
Entergy Texas 3.55% 9/30/49	185,000	195,750
Evergy Kansas Central 3.45% 4/15/50	35,000	37,615
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	275,000	288,009
Pacific Gas and Electric
2.10% 8/1/27	330,000	318,856
3.25% 6/1/31	5,000	5,022
3.30% 8/1/40	5,000	4,645

PG&E 5.25% 7/1/30	130,000	136,564

NQ-QPV [12/21] 2/22 (2025799)    9

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 7.00% 12/15/26 #, μ	150,000	$ 152,189
144A 8.00% 10/15/26 #, μ	65,000	68,848

Vistra Operations 144A 4.375% 5/1/29 #	155,000	155,565
		2,520,661
Total Corporate Bonds (cost $57,055,145)		57,505,946

Non-Agency Asset-Backed Securities — 0.17%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	150,000	145,951
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	149,250	149,878
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	270,000	264,671
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	300,000	296,256
Total Non-Agency Asset-Backed Securities (cost $869,220)		856,756

Non-Agency Commercial Mortgage-Backed Securities — 1.09%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	105,042
Series 2020-BN25 A5 2.649% 1/15/63	500,000	518,232
Series 2021-BN36 A5 2.47% 9/15/64	585,000	597,833
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	500,000	502,841
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B20 A5 2.034% 10/15/53	400,000	$ 394,029

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	363,703
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	500,000	531,991
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	378,929
Series 2017-GS6 A3 3.433% 5/10/50	350,000	374,251
Series 2019-GC42 A4 3.001% 9/1/52	500,000	529,479

JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	375,700
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	350,000	370,196
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	350,000	362,093
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,459,104)		5,404,319

Sovereign Bonds — 1.50%Δ
Armenia — 0.04%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #	200,000	187,042
		187,042

10    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Chile — 0.02%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	65,000,000	$ 56,992
5.00% 3/1/35	CLP	30,000,000	32,641
			89,633
Colombia — 0.15%
Colombia Government International Bonds
4.125% 2/22/42		217,000	181,737
5.20% 5/15/49		200,000	184,030
Colombian TES 7.00% 6/30/32	COP	1,635,100,000	367,242
			733,009
Dominican Republic — 0.19%
Dominican Republic International Bond
144A 4.50% 1/30/30 #		913,000	930,119
			930,119
Honduras — 0.04%
Honduras Government International Bond
144A 5.625% 6/24/30 #		200,000	208,502
			208,502
Indonesia — 0.02%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	1,768,000,000	126,404
			126,404
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	219,628
144A 6.125% 6/15/33 #		234,000	247,055
144A 6.875% 10/17/40 #	EUR	100,000	119,150
			585,833
Mongolia — 0.06%
Mongolia Government International Bond
144A 5.625% 5/1/23 #		269,000	277,413
			277,413
Morocco — 0.12%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	270,000	309,224
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Morocco (continued)
Morocco Government International Bonds
144A 2.375% 12/15/27 #		300,000	$ 293,149
			602,373
North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	100,000	120,849
			120,849
Paraguay — 0.17%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		742,000	835,677
			835,677
Peru — 0.10%
Peru Government Bond 6.95% 8/12/31	PEN	743,000	199,813
Peruvian Government International Bond 2.392% 1/23/26		300,000	305,103
			504,916
Romania — 0.02%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	100,000	101,774
			101,774
Senegal — 0.04%
Senegal Government International Bond
144A 6.25% 5/23/33 #		200,000	206,351
			206,351
Serbia — 0.10%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	187,970
144A 3.125% 5/15/27 #	EUR	250,000	304,052
			492,022
Ukraine — 0.07%
Ukraine Government International Bond
144A 6.876% 5/21/29 #		400,000	355,340
			355,340

NQ-QPV [12/21] 2/22 (2025799)    11

Schedule of investments
Delaware Total Return Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Uruguay — 0.10%
Uruguay Government International Bonds
4.50% 8/14/24		69,000	$ 73,227
9.875% 6/20/22	UYU	19,415,000	439,617
			512,844
Uzbekistan — 0.12%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	191,990
144A 4.75% 2/20/24 #		374,000	389,819
			581,809
Total Sovereign Bonds (cost $7,698,360)			7,451,910

Supranational Banks — 0.19%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		306,000	334,483
Central American Bank for Economic Integration 144A 2.00% 5/6/25 #		400,000	405,451
European Investment Bank 5.50% 1/23/23	MXN	3,931,000	187,416
Total Supranational Banks (cost $895,201)			927,350

US Treasury Obligations — 2.04%
US Treasury Bonds
1.75% 8/15/41		365,000	353,993
2.00% 11/15/41		135,000	136,582
2.00% 8/15/51		20,000	20,394
2.25% 8/15/46		1,035,000	1,094,755
4.375% 2/15/38		780,000	1,075,059
US Treasury Notes
1.00% 12/15/24		2,705,000	2,708,275
1.25% 12/31/26		2,125,000	2,123,008
1.375% 10/31/28		2,340,000	2,331,225
1.375% 11/15/31		65,000	64,198

US Treasury Strip Principal 2.225% 5/15/44 ^		335,000	215,419
Total US Treasury Obligations (cost $10,066,669)			10,122,908
	Number of shares	Value (US $)
Common Stock — 66.02%
Communication Services — 4.42%
Alphabet Class A †	560	$ 1,622,342
Alphabet Class C †	594	1,718,793
AT&T	103,369	2,542,877
Comcast Class A	52,367	2,635,631
KDDI	34,400	1,005,984
Meta Platforms Class A †	5,424	1,824,362
Orange	86,350	925,387
Publicis Groupe	11,660	785,875
Take-Two Interactive Software †	6,682	1,187,525
Verizon Communications	94,102	4,889,540
Walt Disney †	18,213	2,821,012
		21,959,328
Consumer Discretionary — 9.17%
adidas AG	5,030	1,448,365
Amazon.com †	1,353	4,511,362
Bath & Body Works	24,798	1,730,652
Best Buy	17,815	1,810,004
Buckle	42,047	1,779,009
Dollar General	13,007	3,067,441
Dollar Tree †	22,500	3,161,700
eBay	14,404	957,866
H & M Hennes & Mauritz Class B	38,350	752,508
Haverty Furniture	4,433	135,517
Home Depot	9,246	3,837,182
Lowe's	11,190	2,892,391
NIKE Class B	12,779	2,129,876
Ross Stores	17,728	2,025,956
Sodexo	18,450	1,618,670
Sturm Ruger & Co.	16,930	1,151,579
Swatch Group	6,180	1,882,033
Tesla †	1,423	1,503,798
TJX	73,900	5,610,488
Tractor Supply	9,717	2,318,476
Ulta Beauty †	2,851	1,175,581
		45,500,454
Consumer Staples — 5.35%
Altria Group	46,517	2,204,441
Archer-Daniels-Midland	48,300	3,264,597
Asahi Group Holdings	17,100	665,682
Colgate-Palmolive	8,878	757,649
Conagra Brands	90,200	3,080,330
Danone	24,550	1,525,800
Diageo	46,200	2,523,873
Essity Class B	41,880	1,366,327
John B Sanfilippo & Son	1,013	91,332
Kao	21,400	1,120,811
Kellogg	18,506	1,192,156

12    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Kirin Holdings	18,900	$ 304,420
Koninklijke Ahold Delhaize	46,800	1,605,647
Lawson	13,000	616,842
Nestle	17,400	2,429,341
Philip Morris International	25,808	2,451,760
Seven & i Holdings	31,100	1,368,027
		26,569,035
Energy — 2.99%
Chevron	9,199	1,079,503
ConocoPhillips	77,183	5,571,069
EOG Resources	6,278	557,675
Exxon Mobil	51,475	3,149,755
Kinder Morgan	113,843	1,805,550
Marathon Petroleum	23,424	1,498,902
Williams	45,916	1,195,652
		14,858,106
Financials — 7.78%
AGNC Investment	94,174	1,416,377
American Financial Group	14,298	1,963,401
American International Group	54,700	3,110,242
Ameriprise Financial	5,162	1,557,169
Artisan Partners Asset Management Class A	10,060	479,258
BlackRock	2,834	2,594,697
Blackstone	16,320	2,111,645
Diamond Hill Investment Group	3,043	591,042
Discover Financial Services	36,540	4,222,562
Invesco	72,668	1,672,817
MetLife	80,556	5,033,944
New Residential Investment	60,869	651,907
Principal Financial Group	29,696	2,147,912
Prudential Financial	20,045	2,169,671
S&P Global	3,549	1,674,880
Synchrony Financial	32,417	1,503,825
Truist Financial	49,800	2,915,790
US Bancorp	49,500	2,780,415
		38,597,554
Healthcare — 9.91%
AbbVie	23,109	3,128,959
AmerisourceBergen	17,938	2,383,781
Amgen	7,749	1,743,293
Baxter International	36,600	3,141,744
Bristol-Myers Squibb	38,357	2,391,559
Cigna	13,100	3,008,153
CVS Health	31,200	3,218,592
Eli Lilly & Co.	4,352	1,202,109
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Fresenius Medical Care AG & Co.	26,040	$ 1,688,127
Humana	961	445,769
Johnson & Johnson	40,131	6,865,210
Merck & Co.	69,674	5,339,815
Molina Healthcare †	4,348	1,383,012
Novo Nordisk Class B	17,970	2,018,496
Pfizer	62,145	3,669,662
Roche Holding	4,480	1,858,578
Smith & Nephew	110,060	1,926,949
UnitedHealth Group	1,661	834,055
Viatris	218,088	2,950,731
		49,198,594
Industrials — 3.29%
Dover	18,053	3,278,425
Honeywell International	13,484	2,811,549
Intertek Group	6,720	512,097
Knorr-Bremse	5,480	541,230
Lockheed Martin	4,355	1,547,810
Northrop Grumman	7,900	3,057,853
Raytheon Technologies	35,132	3,023,460
Securitas Class B	113,520	1,561,634
		16,334,058
Information Technology — 15.77%
Adobe †	5,129	2,908,451
Amadeus IT Group †	29,650	2,006,245
Analog Devices	1,577	277,189
Apple	69,974	12,425,283
Broadcom	9,771	6,501,721
Cisco Systems	89,007	5,640,374
Cognizant Technology Solutions Class A	35,145	3,118,064
Dropbox Class A †	50,522	1,239,810
Enphase Energy †	2,660	486,620
Fidelity National Information Services	25,181	2,748,506
HP	60,413	2,275,758
International Business Machines	9,059	1,210,826
Lam Research	3,397	2,442,953
Microsoft	35,102	11,805,505
Monolithic Power Systems	4,028	1,987,133
Motorola Solutions	11,906	3,234,860
NetApp	23,981	2,206,012
NVIDIA	4,401	1,294,378
Oracle	31,800	2,773,278
Paychex	17,430	2,379,195
Paycom Software †	2,071	859,859
QUALCOMM	14,195	2,595,840

NQ-QPV [12/21] 2/22 (2025799)    13

Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
SAP	11,030	$ 1,552,357
TE Connectivity	2,319	374,147
Western Union	92,659	1,653,037
Xilinx	10,624	2,252,607
		78,250,008
Materials — 1.30%
Air Liquide	10,890	1,900,902
Dow	21,716	1,231,732
DuPont de Nemours	41,100	3,320,058
		6,452,692
REIT Diversified — 0.05%
LXP Industrial Trust	16,194	252,950
		252,950
REIT Healthcare — 0.56%
CareTrust REIT	8,141	185,859
Healthcare Trust of America Class A	7,713	257,537
Healthpeak Properties	4,893	176,588
Medical Properties Trust	28,302	668,776
Omega Healthcare Investors	32,277	955,077
Ventas	1,060	54,187
Welltower	5,422	465,045
		2,763,069
REIT Hotel — 0.38%
Apple Hospitality REIT	13,433	216,943
Chatham Lodging Trust †	7,543	103,490
Gaming and Leisure Properties	4,264	207,486
VICI Properties	44,259	1,332,639
		1,860,558
REIT Industrial — 0.52%
Duke Realty	7,527	494,072
Plymouth Industrial REIT	1,363	43,616
Prologis	11,106	1,869,806
Terreno Realty	2,161	184,312
		2,591,806
REIT Information Technology — 0.35%
Digital Realty Trust	3,507	620,283
Equinix	1,332	1,126,659
		1,746,942
REIT Mall — 0.09%
Simon Property Group	2,865	457,741
		457,741
REIT Manufactured Housing — 0.12%
Equity LifeStyle Properties	1,692	148,321
	Number of shares	Value (US $)
Common Stock (continued)
REIT Manufactured Housing (continued)
Sun Communities	2,071	$ 434,848
		583,169
REIT Multifamily — 1.17%
American Homes 4 Rent Class A	4,287	186,956
AvalonBay Communities	1,351	341,249
Camden Property Trust	1,444	258,014
Equity Residential	41,588	3,763,714
Essex Property Trust	1,384	487,486
Invitation Homes	11,425	518,010
Mid-America Apartment Communities	1,006	230,817
UDR	457	27,415
		5,813,661
REIT Office — 0.23%
Alexandria Real Estate Equities	2,466	549,819
Boston Properties	568	65,422
Cousins Properties	4,885	196,768
Highwoods Properties	3,132	139,656
Kilroy Realty	1,385	92,047
Piedmont Office Realty Trust Class A	4,647	85,412
		1,129,124
REIT Self-Storage — 0.67%
CubeSmart	2,709	154,169
Extra Space Storage	2,408	545,966
Iron Mountain	24,500	1,282,085
Life Storage	2,096	321,065
National Storage Affiliates Trust	2,695	186,494
Public Storage	2,249	842,386
		3,332,165
REIT Shopping Center — 0.29%
Brixmor Property Group	11,302	287,184
Kimco Realty	7,299	179,920
Kite Realty Group Trust	5,929	129,133
Regency Centers	3,279	247,073
Retail Opportunity Investments	11,170	218,932
SITE Centers	13,148	208,133
Urban Edge Properties	8,147	154,793
		1,425,168
REIT Single Tenant — 0.25%
Essential Properties Realty Trust	4,757	137,144
Four Corners Property Trust	5,447	160,196

14    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Single Tenant (continued)
National Retail Properties	4,894	$ 235,255
Orion Office REIT	414	7,730
Realty Income	4,697	336,258
Spirit Realty Capital	4,375	210,831
STORE Capital	4,168	143,379
		1,230,793
REIT Specialty — 0.05%
EPR Properties	305	14,485
Lamar Advertising Class A	908	110,140
Outfront Media	1,793	48,088
WP Carey	627	51,445
		224,158
Utilities — 1.31%
Edison International	47,200	3,221,400
NRG Energy	45,834	1,974,529
Vistra	57,316	1,305,085
		6,501,014
Total Common Stock (cost $275,994,289)		327,632,147

Convertible Preferred Stock — 1.43%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	506	684,345
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	7,926	374,424
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	9,591	558,963
Bank of America 7.25% exercise price $50.00 **	281	406,157
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	24,587	1,243,856
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	11,606	518,324
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	20,550	1,339,655
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	818	$ 821,272
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	3,331	349,289
UGI 7.25% exercise price $52.57, maturity date 6/1/24	7,720	810,446
Total Convertible Preferred Stock (cost $6,599,988)		7,106,731

Exchange-Traded Funds — 4.36%
iShares Core MSCI Emerging Markets ETF	178,610	10,691,594
iShares Global Infrastructure ETF	225,900	10,750,581
iShares MSCI EAFE ETF	50	3,934
iShares Trust iShares ESG Aware MSCI EAFE ETF	2,510	199,445
Total Exchange-Traded Funds (cost $22,650,094)		21,645,554
	Principal amount°
Limited Liability Corporation — 1.85%
Sc Hixson Pp 0.000% 1/7/20 =, †, π	7,200,000	9,169,200
Total Limited Liability Corporation (cost $6,678,000)		9,169,200
	Number of shares
Short-Term Investments — 1.15%
Money Market Mutual Funds — 1.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,423,773	1,423,773
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,423,773	1,423,773

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Schedule of investments
Delaware Total Return Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,423,773	$ 1,423,773
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,423,773	1,423,773
Total Short-Term Investments (cost $5,695,092)		5,695,092

Total Value of Securities—99.74% (cost $437,331,876)		494,984,551
Receivables and Other Assets Net of Liabilities—0.26%		1,310,958
Net Assets Applicable to 31,095,722 Shares Outstanding—100.00%		$496,295,509
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $45,276,798, which represents 9.12% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2021, the aggregate value of restricted securities was $9,169,200, which represented percentage of 1.85% of the Fund’s net assets.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson Pp	1/7/20	$6,678,000	$9,169,200

16    NQ-QPV [12/21] 2/22 (2025799)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	26,247	USD	(35,445)	1/4/22	$81	$—
CITI	COP	(1,034,440,000)	USD	257,119	1/28/22	3,593	—
JPMCB	EUR	(1,124,834)	USD	1,269,600	1/28/22	—	(11,765)
JPMCB	KZT	434,625,199	USD	(979,216)	1/28/22	6,873	—
JPMCB	MXN	20,507	USD	(933)	1/28/22	64	—
Total Foreign Currency Exchange Contracts						$10,611	$(11,765)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(11)	US Treasury 10 yr Notes	$(1,435,157)	$(1,421,038)	3/22/22	$(14,119)	$(688)
(4)	US Treasury 10 yr Ultra Notes	(585,750)	(577,334)	3/22/22	(8,416)	(1,062)
(2)	US Treasury Ultra Bonds	(394,250)	(393,120)	3/22/22	(1,130)	(3,125)
Total Futures Contracts			$(2,391,492)		$(23,665)	$(4,875)
The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
yr – Year
Summary of currencies:
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KZT – Kazakhstani Tenge
MXN – Mexican Peso
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso

NQ-QPV [12/21] 2/22 (2025799)    17